Supplementary Financial Statement Information - Schedule of Other Receivables and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Receivables and Prepaid Expenses [Abstract]
Value Added Tax authorities	$ 54	$ 23
Prepaid expenses	48	58
Accrued revenue	78
Other	74	12
Total	$ 254	$ 93